Subsequent Events (Details Narrative)										3 Months Ended		12 Months Ended
	Apr. 13, 2026 $ / shares	Mar. 16, 2026 MYR (RM) shares	Mar. 12, 2026	Jan. 23, 2026 shares	Jan. 12, 2026 $ / shares	Jan. 08, 2026 MYR (RM) RM / shares shares	Dec. 22, 2025 USD ($)	Dec. 22, 2025 MYR (RM)	Sep. 11, 2025	Mar. 31, 2026 $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Preferred stock, dividend rate										6.00%		6.00%	6.00%
Cash | $												$ 3,505,000	$ 93,000
Cash consideration | $												$ (125,000)
Future NRG Sdn. Bhd. [Member] | Solid Orient Holdings [Member]
Subsequent Event [Line Items]
Equity method investment interest							100.00%	100.00%				100.00%	100.00%
Share Sale Agreements [Member] | Future NRG Sdn. Bhd. [Member]
Subsequent Event [Line Items]
Disposal ordinary shares | shares		28,000,000
Cash | RM		RM 15,200,000
Share Sale Agreements [Member] | Future NRG Sdn. Bhd. [Member] | Perfect Energy Sdn Bhd [Member]
Subsequent Event [Line Items]
Shares issued | shares		15,400,000
Aggregate consideration amount | RM		RM 8,360,000
Share Sale Agreements [Member] | Future NRG Sdn. Bhd. [Member] | Antbiz Sdn Bhd [Member]
Subsequent Event [Line Items]
Shares issued | shares		7,000,000
Aggregate consideration amount | RM		RM 3,800,000
Share Sale Agreements [Member] | Future NRG Sdn. Bhd. [Member] | Solid Orient Holdings Sdn. Bhd. [Member]
Subsequent Event [Line Items]
Cash consideration | RM						RM 46,700,000
Share Sale Agreements [Member] | Future NRG Sdn. Bhd. [Member] | Individual Purchasers [Member]
Subsequent Event [Line Items]
Shares issued | shares		5,600,000
Aggregate consideration amount | RM		RM 3,040,000.00
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member]
Subsequent Event [Line Items]
Issue price | RM / shares						RM 1.00
Issue of common stock on Securities Purchase Agreement, shares | shares				10,500,000		46,700,000
Disposal of equity interest							$ 2,585,620	RM 10,500,000
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Minimum [Member] | Solid Orient Holdings [Member]
Subsequent Event [Line Items]
Equity method investment interest						18.36%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Individual Purchasers [Member]
Subsequent Event [Line Items]
Equity interest		20.00%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Perfect Energy Sdn Bhd [Member]
Subsequent Event [Line Items]
Equity interest		55.00%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Antbiz Sdn Bhd [Member]
Subsequent Event [Line Items]
Equity interest		25.00%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Solid Orient Holdings [Member]
Subsequent Event [Line Items]
Equity interest							100.00%	100.00%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Solid Orient Holdings [Member] | Minimum [Member]
Subsequent Event [Line Items]
Equity interest						100.00%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Solid Orient Holdings [Member] | Maximum [Member]
Subsequent Event [Line Items]
Equity interest						18.36%
Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Issue price | $ / shares										$ 10.00		$ 10.00
Preferred stock, dividend rate									6.00%	6.00%		6.00%	6.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate	6.00%
Preferred stock dividend date declared	Apr. 13, 2026
Preferred stock, dividend per share | $ / shares	$ 0.0015
Preferred stock dividend paid date	May 01, 2026
Preferred stock dividend record date	Apr. 23, 2026
Subsequent Event [Member] | Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Issue price | $ / shares					$ 0.15
Preferred stock, dividend rate			6.00%		6.00%